SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
FDIC insured limit	$ 250,000		$ 250,000	$ 250,000	$ 250,000
Allowance for credit loss				295,837	41,854
General and administrative expenses				31,422	50,823
Goodwill	$ 8,973,501		$ 8,973,501	8,973,501	8,973,501
Impairment loss of consolidated statements of operations				1,388,000
Shipping and handling				75,000	128,000
Shipping and handling costs included in distribution costs				907,843	1,016,716
Advertising and promotional expense				$ 138,000	728,000
Number of reportable segment			1	1
Short term leases	12 months		12 months	12 months
Allowance for credit loss	$ 311,398		$ 311,398	$ 295,837
Number of operating segment | Segment			1
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization charges	$ 3,371	$ 4,163
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of indefinite-lived intangible assets					0
Goodwill					3,158,123
Impairment loss of consolidated statements of operations				$ 1,133,500
Software Development [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life				3 years	3 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life				3 years	3 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life				10 years	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]				Useful Life, Shorter of Lease Term or Asset Utility [Member]	Useful Life, Shorter of Lease Term or Asset Utility [Member]